Dividends - Additional Information (Detail) - Proposed dividends [member] $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Disclosure of dividends paid and proposed [line items]
Final Proposed (not recognised as a liability at 31 December) | $ / shares	$ 1.144
Final proposed dividend record date	May 08, 2025
Final proposed amount | $	$ 180